THE MERRILL LYNCH FUND OF STRIPPED ('ZERO')
                  U.S. TREASURY SECURITIES, SERIES A THROUGH K
--------------------------------------------------------------------------------

Each Series (a 'Fund') was formed to provide safety of capital and a high yield to maturity through investment in fixed portfolios consisting primarily of stripped debt obligations of the United States of America ('Stripped Treasury Securities'). See Risk Factors--Special Characteristics of Stripped Treasury Securities for a brief description of the characteristics of the various types of these Securities. Each Trust also contains an interest-bearing Treasury Security (the 'Treasury Note') to provide income to pay the expenses of the Trust. There is no assurance that these objectives will be realized if Units are sold before the underlying Securities mature, because market prices of the Securities before maturity and therefore the value of the Units will vary with changes in interest rates and other factors. Each Series consists of a number of separate unit investment trusts ('Trusts'), each designated by the year in which its Stripped Treasury Securities mature. Series A consists of the 2003 Trust; Series B, of the 2001 and 2005 Trusts; Series C, of the 2006 Trust; Series D, of the 2007 Trust; Series E, of the 2008 Trust; Series F, of the 1999 and 2009 Trusts; Series G, of the 2000 and 2010 Trusts; Series H, of the 2011 Trust; Series I, of the 2002 Trust; Series J, of the 2013 Trust; and Series K, of the 2004 and 2014 Trusts. Stripped Treasury Securities do not make any periodic payments of interest prior to maturity; accordingly, each Trust's portfolio as a whole is priced at a deep discount from face amount and Unit prices may be subject to greater fluctuations in response to changing interest rates than in a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer. See Risk Factors. The Sponsor may deposit additional Securities, with maturities identical to those of the Securities initially deposited, in any or all of the Trusts in connection with the creation and sale of additional Units (see Fund Structure).

Units of interest ('Units') in the Trusts are sold only to certain separate accounts (the 'Accounts') to fund the benefits under Variable Life Insurance Policies (the 'Policies') issued by Monarch Life Insurance Company ('Monarch'), Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (collectively, the 'Insurers'). The Accounts invest in Units of the Trusts in accordance with allocation instructions received from Policyowners. Accordingly, the interest of a Policyowner in the Units is subject to the terms of the Policy and is described in the accompanying Prospectus for the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. That Prospectus describes the relationship between increases or decreases in the net asset value of, and any distributions on, Units, and the benefits provided under a Policy. The rights of the Accounts as Holders of Units should be distinguished from the rights of a Policyowner which are described in the Policies. As long as Units are sold only to the Accounts, the term 'Holder' in this Prospectus shall refer to the Accounts (or the Sponsor if it holds Units acquired in the secondary market--see Market for Units).

--------------------------------------------------------------------------------

                                    SPONSOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                      PROSPECTUS
DATED MAY 1, 1998
INQUIRIES SHOULD BE DIRECTED                     READ AND RETAIN THIS PROSPECTUS
TO THE TRUSTEE 1-800-323-1508.                              FOR FUTURE REFERENCE

INVESTMENT SUMMARY AS OF DECEMBER 31, 1997+, THE EVALUATION DATE

    The following Trusts, each designated for the maturity of its underlying Stripped Treasury Securities, are offered in Series A-K (see Portfolios).


                                             1999
                                            TRUST
                                        --------------
FACE AMOUNT OF SECURITIES...............$   25,381,657
NUMBER OF UNITS.........................    25,639,560
FACE AMOUNT OF SECURITIES PER 1,000
UNITS...................................$     1,000.08
FRACTIONAL UNDIVIDED INTEREST IN TRUST
REPRESENTED BY EACH UNIT................  1/25,369,560th
OFFERING PRICE PER 1,000 UNITS***
    Aggregate offer side evaluation of
Securities in Trust*....................$   23,854,877
                                        --------------
    Net asset value (divided by number
of Units, times 1,000)..................$       940.29
    Plus the applicable transaction
    charge**............................$         2.36
                                        --------------
    Offering Price per 1,000
    Units***++..........................$       942.65
                                        --------------
                                        --------------
SPONSOR'S REPURCHASE PRICE PER 1,000
  UNITS
(based on offer side evaluation of
  underlying Securities)++..............$       940.29
REDEMPTION PRICE PER 1,000 UNITS (based
on bid side evaluation of underlying
Securities)****++                       $       939.67
CALCULATION OF ESTIMATED NET ANNUAL CASH
  INTEREST INCOME PER $1,000 FACE AMOUNT
    Gross annual cash income............$         0.35
    Less estimated annual expenses......$         0.35
                                        --------------
    Estimated net annual cash income....$         0.00
                                        --------------
                                        --------------
TRUSTEE'S ANNUAL FEE AND EXPENSES
    Per $1,000 face amount of underlying
  Securities (see Expenses and
  Charges)..............................$         0.35


------------------
        + The Indentures were signed and the initial deposits were made as of April 30, 1984 (Series A: 2003 Trust), December 27, 1984 (Series B: 2001 and 2005 Trusts), April 23, 1986 (Series C: 2006 Trust), April 28, 1987 (Series D:
2007 Trust), April 27, 1988 (Series E: 2008 Trust), April 25, 1989 (Series F:
1999 and 2009 Trusts), April 27, 1990 (Series G: 2000 and 2010 Trusts), April 30, 1991 (Series H: 2011 Trust), April 28, 1992 (Series I: 2002 Trust), April 20, 1993 (Series J: 2013 Trust ) and April 26, 1994 (Series K: 2004 and 2014
Trusts).
        ++ Plus any net cash.
       * Includes amortization of discount, calculated using the 'interest' method, to expected date of settlement (three business days after purchase) for Securities purchased on the Investment Summary date.
       **The transaction charges applicable as of the date above are 0.25% of the Offering Price of the 1999 and 2000 Trusts (0.251% of the net amount invested), 0.75% of the Offering Price of the 2001 and 2002 Trusts (0.756% of the net amount invested), 1.00% of the Offering Price of the 2003, 2004 and 2005 Trusts (1.010% of the net amount invested), 1.50% of the Offering Price of the 2006 and 2007 Trusts (1.523% of the net amount invested). Transaction charges will decrease as the Trusts approach maturity, as described under Sale of Units.
      *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the Trust (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Trust outstanding, multiplying the result tomes 1,000 and adding the applicable transaction charge as described in the precdding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units. As explained under Sale of Units--Offering Price, as it is assumed that income on the Treasury Note will equal Trust expenses, no accrued interest is added to the Offering or Redemption Prices.
     **** Figures shown are $2.98, $5.11, $7.00, $6.63, $7.99, $7.77, $7.43,
$10.47 and $9.86 less than the Offering Price and $0.62, $0.63, $0.63, $0.62,
$0.63, $0.63, $0.63, $0.64 and $0.64 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1999 through 2007 Trusts, respectively.
        +++ During the last three months of the 2002 and 2005 Trusts and the last twelve months of the 2007 Trust, the Trustee's Fee and therefore estimated expenses will be eliminated, and the estimated net annual income will remain the same (see Selection and Acquisition of Securities).

     2000              2001              2002              2003
    TRUST             TRUST             TRUST             TRUST
--------------    --------------    --------------    --------------
$   25,612,227    $   57,638,868    $   13,881,638    $   65,743,100
    25,575,784        57,433,435        13,869,363        65,677,466
$     1,001.42    $     1,003.57    $     1,000.88    $     1,000.99
  1/25,575,784th    1/57,433,435th    1/13,869,363rd    1/65,677,466th



$   22,769,484    $   48,417,320    $   11,017,104    $   47,879,604
--------------    --------------    --------------    --------------
$       890.27    $       843.01    $       794.34    $       729.01
$         4.48    $         6.37    $         6.01    $         7.36
--------------    --------------    --------------    --------------
$       894.75    $       849.38    $       800.35    $       736.37
--------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------


$       890.27    $       843.01    $       794.34    $       729.01

$       889.64    $       842.38    $       793.72    $       728.38


$         0.35    $         0.35    $         0.36    $         0.35
$         0.35    $         0.35    $         0.36    $         0.35
--------------    --------------    --------------    --------------
$         0.00    $         0.00    $         0.00    $         0.00
--------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------


$         0.35    $         0.35    $         0.36    $         0.35


     2004              2005              2006              2007
    TRUST             TRUST             TRUST             TRUST
--------------    --------------    --------------    --------------
$   11,386,505    $   33,545,177    $   11,541,303    $   22,301,307
    11,401,318        33,242,884        11,228,372        21,784,452
$       998.70    $     1,009.09    $     1,027.86    $     1,023.72
  1/11,401,318th    1/33,242,884th    1/11,228,372nd    1/21,784,452nd



$    8,057,583    $   22,365,685    $    7,243,634    $   13,187,493
--------------    --------------    --------------    --------------
$       706.72    $       672.79    $       645.11    $       605.36
$         7.14    $         6.80    $         9.83    $         9.22
--------------    --------------    --------------    --------------
$       713.86    $       679.59    $       654.94    $       614.58
--------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------


$       706.72    $       672.79    $       645.11    $       605.36

$       706.09    $       672.16    $       644.47    $       604.72


$         0.35    $         0.35    $         0.31    $         0.33
$         0.35    $         0.35    $         0.31    $         0.33
--------------    --------------    --------------    --------------
$         0.00    $         0.00    $         0.00    $         0.00
--------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------


$         0.35    $         0.35    $         0.31    $         0.33

INVESTMENT SUMMARY AS OF DECEMBER 31, 1997+, THE EVALUATION DATE

    The following Trusts, each designated for the maturity of its underlying Stripped Treasury Securities, are offered in Series A-K (see Portfolios).


                                             2008
                                            TRUST
                                        --------------
FACE AMOUNT OF SECURITIES...............$   40,971,904
NUMBER OF UNITS.........................    40,840,808
FACE AMOUNT OF SECURITIES PER UNIT......$     1,003.20
FRACTIONAL UNDIVIDED INTEREST IN TRUST
REPRESENTED BY EACH UNIT................  1/40,840,808th
OFFERING PRICE PER 1,000 UNITS***
    Aggregate offer side evaluation of
Securities in Trust*....................$   22,812,657
                                        --------------
    Net asset value (divided by number
of Units, times 1,000)..................$       558.57
    Plus the applicable transaction
    charge**............................$         8.51
                                        --------------
    Offering Price per 1,000
    Units***++..........................$       568.08
                                        --------------
                                        --------------
SPONSOR'S REPURCHASE PRICE PER 1,000
  UNITS
(based on offer side evaluation of
  underlying Securities)++..............$       558.57
REDEMPTION PRICE PER 1,000 UNITS (based
on bid side evaluation of underlying
Securities)****++                       $       557.94
CALCULATION OF ESTIMATED NET ANNUAL CASH
  INTEREST INCOME PER $1,000 FACE AMOUNT
    Gross annual cash income............$         0.35
    Less estimated annual expenses......$         0.35
                                        --------------
    Estimated net annual cash income....$         0.00
                                        --------------
                                        --------------
TRUSTEE'S ANNUAL FEE AND EXPENSES
    Per $1,000 face amount of underlying
  Securities (see Expenses and
  Charges)..............................$         0.35


------------------
        + The Indentures were signed and the initial deposits were made as of April 30, 1984 (Series A: 2003 Trust), December 27, 1984 (Series B: 2001 and 2005 Trusts), April 23, 1986 (Series C: 2006 Trust), April 28, 1987 (Series D:
2007 Trust), April 27, 1988 (Series E: 2008 Trust), April 25, 1989 (Series F:
1999 and 2009 Trusts), April 27, 1990 (Series G: 2000 and 2010 Trusts), April 30, 1991 (Series H: 2011 Trust), April 28, 1992 (Series I: 2002 Trust), April 20, 1993 (Series J: 2013 Trust ) and April 26, 1994 (Series K: 2004 and 2014
Trusts).
        ++ Plus any net cash.
        +++ During the last 24 months of the 2008 Trust, the last 36 months of the 2009 Trust, the last 48 months of the 2010 Trust, the last 60 months of the 2011 Trust and the last three months (potentially up to 63 months if the Treasury Note is called when it first becomes callable) of the 2013 Trust, the Trustee's Fee and therefore estimated expenses will be eliminated, and the estimated net annual income will remain the same (see Selection and Acquisition of Securities).
       * Includes amortization of discount, calculated using the 'interest' method, to expected date of settlement (three business days after purchase) for Securities purchased on the Investment Summary date.


     2009              2010              2011              2013              2014
    TRUST             TRUST             TRUST             TRUST             TRUST
--------------    --------------    --------------    --------------    --------------

$   18,333,525    $   17,144,128    $    3,854,092    $    3,564,628    $   52,646,428
    18,236,148        17,212,004         3,824,917         3,548,349        53,023,893
$     1,005.33    $       996.05    $     1,007.62    $     1,004.58    $       992.88
  1/18,236,148th    1/17,212,004th     1/3,824,917th     1/3,548,349th    1/53,023,893rd



$    9,583,666    $    8,425,765    $    1,781,816    $    1,456,821    $   20,307,177
--------------    --------------    --------------    --------------    --------------
$       525.53    $       489.52    $       465.84    $       410.56    $       382.98
$         8.00    $         7.46    $         8.30    $         7.31    $         6.82
--------------    --------------    --------------    --------------    --------------
$       533.53    $       496.98    $       474.14    $       417.87    $       389.80
--------------    --------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------    --------------


$       525.53    $       489.52    $       465.84    $       410.56    $       382.98

$       524.90    $       488.90    $       465.21    $       409.93    $       382.36


$         0.36    $         0.37    $         0.36    $         0.32    $         0.35
$         0.36    $         0.37    $         0.36    $         0.32    $         0.35
--------------    --------------    --------------    --------------    --------------
$         0.00    $         0.00    $         0.00    $         0.00    $         0.00
--------------    --------------    --------------    --------------    --------------
--------------    --------------    --------------    --------------    --------------


$         0.36    $         0.37    $         0.36    $         0.32    $         0.35


------------------
       **The transaction charges applicable as of the date above are 1.50% of the Offering Price of the 2008, 2009 and 2010 Trusts (1.523% of the net amount invested), 1.75% of the Offering Price of the 2011, 2013 and 2014 Trusts (1.781% of the net amount invested). Transaction charges will decrease as the Trusts approach maturity, as described under Sale of Units.
      *** These figures are computed by dividing the aggregate offer side evaluation of the underlying Securities in the Trust (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Trust outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units. As explained under Sale of Units--Offering Price, as it is assumed that income on the Treasury Note will equal Trust expenses, no accrued interest is added to the Offering, Sponsor's Repurchase or Redemption Prices.
     **** Figures shown are $9.14, $8.63, $8.08, $8.93, $7.94 and $7.44 less than the Offering Price and $0.63, $0.63, $0.62, $0.63, $0.63 and $0.62 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 2008 through 2014 Trusts, respectively.
                                      A-5

    TRUST PORTFOLIOS (see Portfolios)

    SECURITIES--Each Trust consists primarily of issues of Stripped Treasury Securities purchased at a deep discount. It is intended that Securities selected for inclusion in the Trusts will comply with any investment limitations required to assure favorable Federal income tax treatment for the Policies issued by the Insurers. The Securities are not rated but, in the opinion of the Sponsor, have credit characteristics comparable to those of Securities rated 'AAA' by nationally recognized rating agencies. Each Trust also contains one interest-bearing Treasury Security (the 'Treasury Note') deposited in order to provide cash income with which to pay the expenses of the Trust.

    RISK FACTORS--An investment in Units of a Trust should be made with an understanding of the risks which an investment in debt obligations, most of which were purchased at a deep discount, may entail, including the risk that the value of a Trust and hence of the Units will decline with increases in interest rates. The market value of Stripped Treasury Securities, and therefore the value of the Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations of comparable maturities which pay interest currently. The risk is greater when the period to maturity is longer. (See p.1.) For each 1,000 Units of a Trust purchased, it is expected that a Holder will receive total distributions of approximately $1,000 for Units held until maturity of the underlying Securities of that Trust. The Offering Price will vary in accordance with fluctuations in the values of the Securities and the distributions could change if the Securities are paid or sold, or if the expenses of the Trust change. For a discussion of the economic differences between the Trusts and a fund consisting of customary securities, see Description of the Fund--Income and Yield.

    MARKET FOR UNITS--The Sponsor has committed to maintain a market for Units based on the aggregate offer side evaluation of the underlying Securities in each Trust. See p.7. If that market is not maintained, a Holder will be able to dispose of Units through redemption at prices based on the lower, aggregate bid side evaluation of the underlying Securities in the Trust. See Redemption. Market conditions may cause the prices available in the market maintained by the Sponsor or upon exercise of redemption rights to be more or less than the amount paid for Units. The market prices of Stripped Treasury Securities, and hence of the Units, are subject to greater fluctuations than the prices of securities making current payments of interest.

    DISTRIBUTIONS--Distributions normally will be made only on the first business day following the maturity of the Stripped Treasury Securities in a Trust to holders of record on the business day immediately preceding the date of the distribution, and may include any amount received upon the sale of Securities in order to meet redemptions of the Units which exceeds the amount necessary to pay those redemptions and any accumulated net interest income. Principal from maturity of the Treasury Note will not be distributed until disposition of the Stripped Treasury Security in the Trust. There will be no payments of interest on the Securities other than on the Treasury Note in each Trust, which will be used to pay the expenses of the Trust. Consequently, no distributions of interest income should be expected. However, the Sponsor may direct the Trustee to distribute to Holders of a Trust as of the last Business Day in any year any cash balance in the Income and Capital Accounts not otherwise allocated. See Administration of the Fund--Accounts and Distributions. Nevertheless, the gross interest income on all securities in the Trust is taxable to Holders. Each Stripped Treasury Security will be treated for Federal income tax purposes as having 'original issue discount,' which must be amortized over the term of the Stripped Treasury Security and included in a Holder's ordinary gross income before the Holder receives the cash attributable to that income. See Taxes.

    MINIMUM FACE AMOUNT OF FUND--A Trust may be terminated if the face amount is less than 40% of the face amount of Securities deposited (of the face amount of Securities on the Initial Date of Deposit for the 2001, 2003 and 2005 Trusts). The 2004 and 2014 Trusts must be terminated no later than one year after the maturity date of the Stripped Treasury Securities in the Trust.

 THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsor, Trustee and Holders
of The Merrill Lynch Fund of Stripped ("Zero")
U.S. Treasury Securities, Series A (2003 Trust),
Series B (2001 and 2005 Trusts), Series C (2006 Trust),
Series D (2007 Trust), Series E (2008 Trust),
Series F (1999 and 2009 Trusts), Series G (2000 and
2010 Trusts), Series H (2011 Trust),
Series I (2002 Trust), Series J (2013 Trust) and
Series K (2004 and 2014 Trusts) (the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 1997 and the related statements of operations and of changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1997, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 1997 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
January 30, 1998
                                       D-1

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1997


                                                    2003 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                      $47,838,514
  Other                                                  81,532

            Total trust property                     47,920,046

LESS LIABILITY - Other                                    4,484

NET ASSETS (Note 2)                                 $47,915,562

UNITS OUTSTANDING                                    65,677,446

UNIT VALUE                                              $.72956


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF OPERATIONS


                                                           2003 TRUST
                                                    Years Ended December 31,
                                                1997          1996          1995

INVESTMENT INCOME:
  Interest income                             $   24,902    $   27,183   $    29,639
  Accretion of original issue
    discount                                   3,628,183     3,638,172     3,641,500
  Trustee's fees and expenses                    (16,828)      (18,146)      (19,424)

  Net investment income                        3,636,257     3,647,209     3,651,715

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold               818,013       828,620       892,759
  Unrealized appreciation (depreciation) of
    investments                                   31,844    (4,351,762)    7,537,583

  Realized and unrealized gain (loss) on
    investments                                  849,857    (3,523,142)    8,430,342

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $4,486,114    $  124,067   $12,082,057


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    2003 TRUST
                                                            Years Ended December 31,
                                                       1997            1996        1995

OPERATIONS:
  Net investment income                            $ 3,636,257   $ 3,647,209   $ 3,651,715
  Realized gain on securities sold                     818,013       828,620       892,759
  Unrealized appreciation (depreciation) of
    investments                                         31,844    (4,351,762)    7,537,583

  Net increase (decrease) in net assets
    resulting from operations                        4,486,114       124,067    12,082,057

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         199,957       213,357       888,564
  Redemptions of units                              (5,561,092)  (4,579,226)   (4,430,713)

  Net capital share transactions                    (5,361,135)  (4,365,869)   (3,542,149)

NET INCREASE (DECREASE) IN NET ASSETS                 (875,021)   (4,241,802)    8,539,908

NET ASSETS, BEGINNING OF YEAR                       48,790,583    53,032,385    44,492,477

NET ASSETS, END OF YEAR                            $47,915,562   $48,790,583   $53,032,385

UNIT VALUE, END OF YEAR                                $.72956       $.66428       $.66107

UNITS OUTSTANDING, END OF YEAR                      65,677,446    73,448,689    80,221,626


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1997


                                               2001 TRUST    2005 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                 $48,381,296   $22,344,719
  Other                                             68,218        22,001

           Total trust property                 48,449,514    22,366,720

LESS LIABILITY - Other                               4,189           883

NET ASSETS (Note 2)                            $48,445,325   $22,365,837

UNITS OUTSTANDING                               57,433,435    33,242,884

UNIT VALUE                                         $.84350       $.67280


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS


                                                                   2001 TRUST
                                                           Years Ended  December 31,
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $   21,215   $   23,315   $   25,558
  Accretion of original issue discount                 3,964,020    4,052,834    4,070,813
  Trustee's fees and expenses                            (15,315)     (16,333)     (17,357)

  Net investment income                                3,969,920    4,059,816    4,079,014

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       444,680      729,602      720,572
  Unrealized appreciation (depreciation) of
    investments                                         (876,128)  (3,688,347)   5,161,047

  Realized and unrealized gain (loss) on
    investments                                         (431,448)  (2,958,745)   5,881,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $3,538,472   $1,101,071   $9,960,633


                              See Notes to Financial Statements.
                                            D-6

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS


                                                                   2005 TRUST
                                                           Years Ended  December 31,
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $   12,069   $   12,909   $   12,677
  Accretion of original issue discount                 1,503,945    1,507,646    1,371,217
  Trustee's fees and expenses                            (10,338)     (10,945)     (10,695)

  Net investment income                                1,505,676    1,509,610    1,373,199

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       202,442      239,717      369,384
  Unrealized appreciation (depreciation) of
    investments                                          648,748   (1,944,792)   3,590,504

  Realized and unrealized gain (loss) on
    investments                                          851,190   (1,705,075)   3,959,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $2,356,866   $ (195,465)  $5,333,087


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2001 TRUST
                                                          Years Ended  December 31,
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $ 3,969,920  $  4,059,816   $ 4,079,014
  Realized gain on securities sold                     444,680       729,602       720,572
  Unrealized appreciation (depreciation)
    of investments                                    (876,128)  (3,688,347)     5,161,047

  Net increase (decrease)in net assets
    resulting from operations                        3,538,472     1,101,071     9,960,633

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         397,111       809,728     2,517,687
  Redemptions of units                              (4,861,241)  (6,094,730)   (5,433,756)

  Net capital share transactions                    (4,464,130)  (5,285,002)   (2,916,069)

NET INCREASE (DECREASE) IN NET ASSETS                 (925,658)   (4,183,931)    7,044,564

NET ASSETS, BEGINNING OF YEAR                       49,370,983    53,554,914    46,510,350

NET ASSETS, END OF YEAR                            $48,445,325   $49,370,983   $53,554,914

UNIT VALUE, END OF YEAR                                $.84350       $.78459       $.76655

UNITS OUTSTANDING, END OF YEAR                      57,433,435    62,925,765    69,865,193


                              See Notes to Financial Statements.
                                             D-8

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2005 TRUST
                                                          Years Ended  December 31,
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $ 1,505,676   $ 1,509,610   $ 1,373,199
  Realized gain on securities sold                     202,442       239,717       369,384
  Unrealized appreciation (depreciation)
    of investments                                     648,748    (1,944,792)    3,590,504

  Net increase (decrease) in net assets
    resulting from operations                        2,356,866      (195,465)    5,333,087

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         743,426     1,171,904     2,186,036
  Redemptions of units                              (1,854,199)  (2,282,137)   (1,986,425)

  Net capital share transactions                    (1,110,773)  (1,110,233)       199,611

NET INCREASE (DECREASE) IN NET ASSETS                1,246,093    (1,305,698)    5,532,698

NET ASSETS, BEGINNING OF YEAR                       21,119,744    22,425,442    16,892,744

NET ASSETS, END OF YEAR                            $22,365,837   $21,119,744   $22,425,442

UNIT VALUE, END OF YEAR                                $.67280       $.60348       $.60745

UNITS OUTSTANDING, END OF YEAR                      33,242,884    34,996,785    36,917,304


                              See Notes to Financial Statements.
                                             D-9

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1997


                                            2006 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)              $7,236,421
  Other                                          8,464

           Total trust property              7,244,885

LESS LIABILITY - Other                           6,302

NET ASSETS (Note 2)                         $7,238,583

UNITS OUTSTANDING                           11,228,372

UNIT VALUE                                     $.64467



                              See Notes to Financial Statements.
                                             D-10

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS


                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $    3,792     $  4,065   $    2,699
  Accretion of original issue discount                   485,166      467,093      310,893
  Trustee's fees and expenses                             (3,683)      (3,738)      (2,697)

  Net investment income                                  485,275      467,420      310,895

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       406,791       78,989      205,530
  Unrealized appreciation (depreciation)
    of investments                                       152,479     (488,521)     776,125

  Realized and unrealized gain (loss) on
    investments                                          559,270     (409,532)     981,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,044,545     $ 57,888   $1,292,550


                              See Notes to Financial Statements.
                                            D-11

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2006 TRUST
                                                          Years Ended December 31,
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                             $  485,275    $  467,420    $  310,895
  Realized gain on securities sold                     406,791        78,989       205,530
  Unrealized appreciation (depreciation)
    of investments                                     152,479      (488,521)      776,125

  Net increase (decrease) in net assets
    resulting from operations                        1,044,545        57,888     1,292,550

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         245,845     2,799,053       926,723
  Redemptions of units                              (1,459,989)     (582,696)   (1,012,052)

  Net capital share transactions                    (1,214,144)    2,216,357       (85,329)

NET INCREASE (DECREASE) IN NET ASSETS                 (169,599)    2,274,245     1,207,221

NET ASSETS, BEGINNING OF YEAR                        7,408,182     5,133,937     3,926,716

NET ASSETS, END OF YEAR                             $7,238,583    $7,408,182    $5,133,937

UNIT VALUE, END OF YEAR                                $.64467       $.57315       $.58026

UNITS OUTSTANDING, END OF YEAR                      11,228,372    12,925,437     8,847,662


                              See Notes to Financial Statements.
                                             D-12

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1997


                                                2007 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                  $13,173,554
  Other                                               2,926

            Total trust property                 13,176,480

LESS LIABILITY - Other                                1,469

NET ASSETS (Note 2)                             $13,175,011

UNITS OUTSTANDING                                21,784,452

UNIT VALUE                                          $.60479


                  See Notes to Financial Statements.
                                  D-13

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                   2007 TRUST
                                                            Years Ended December 31
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $    7,314   $    6,683   $    7,248
  Accretion of original issue discount                   826,932      701,298      720,342
  Trustee's fees and expenses                             (7,325)      (6,675)      (7,196)

  Net investment income                                  826,921      701,306      720,394

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                        59,353      137,187      362,903
  Unrealized appreciation (depreciation) of
    investments                                          674,748   (1,039,668)   1,999,314

  Realized and unrealized gain (loss) on
    investments                                          734,101     (902,481)   2,362,217

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,561,022   $ (201,175)  $3,082,611


                       See Notes to Financial Statements.
                                        D-14

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2007 TRUST
                                                           Years Ended December 31
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $   826,921   $   701,306   $   720,394
  Realized gain on securities sold                      59,353       137,187       362,903
  Unrealized appreciation (depreciation)
    of investments                                     674,748    (1,039,668)    1,999,314

  Net increase (decrease)in  net assets
    resulting from operations                        1,561,022     (201,175)     3,082,611

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,541,671       198,530       686,393
  Redemptions of units                                (300,187)     (557,763)  (1,785,206)

  Net capital share transactions                     1,241,484     (359,233)   (1,098,813)

NET INCREASE (DECREASE) IN NET ASSETS                2,802,506      (560,408)    1,983,798

NET ASSETS, BEGINNING OF YEAR                       10,372,505    10,932,913     8,949,115

NET ASSETS, END OF YEAR                            $13,175,011   $10,372,505   $10,932,913

UNIT VALUE, END OF YEAR                               $.60479        $.53353       $.54388

UNITS OUTSTANDING, END OF YEAR                      21,784,452    19,441,293    20,101,562


                              See Notes to Financial Statements.
                                           D-15

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1997


                                               2008 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                 $22,787,050
  Other                                             31,953

            Total trust property                22,819,003

LESS LIABILITY - Other                               9,547

NET ASSETS (Note 2)                            $22,809,456

UNITS OUTSTANDING                               40,840,808

UNIT VALUE                                         $.55850

                              See Notes to Financial Statements.
                                           D-16

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                   2008 TRUST
                                                            Years Ended December 31
                                                         1997         1996         1995

INVESTMENT INCOME
  Interest income                                     $   15,421  $    17,094   $   18,790
  Accretion of original issue
    discount                                           1,504,333    1,566,068    1,565,747
  Trustee's fees and expenses                            (11,957)     (12,920)     (13,855)

  Net investment income                                1,507,797    1,570,242    1,570,682

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       288,696      535,460      241,098
  Unrealized appreciation (depreciation)
    of investments                                     1,163,882   (2,866,638)   5,452,882

  Realized and unrealized gain (loss)
    on investments                                     1,452,578   (2,331,178)   5,693,980

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $2,960,375  $  (760,936)  $7,264,662


                              See Notes to Financial Statements.
                                           D-17

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2008 TRUST
                                                           Years Ended December 31
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $ 1,507,797   $ 1,570,242   $ 1,570,682
  Realized gain on securities sold                     288,696       535,460       241,098
  Unrealized appreciation (depreciation) of
    investments                                      1,163,882    (2,866,638)    5,452,882

  Net increase (decrease) in net assets
    resulting from operations                        2,960,375      (760,936)    7,264,662

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units                                     1,102,323
  Redemptions of Units                              (2,064,469)  (3,669,808)   (2,030,174)

  Net capital share transactions                    (2,064,469)  (2,567,485)   (2,030,174)

NET INCREASE (DECREASE) IN NET ASSETS                  895,906    (3,328,421)    5,234,488

NET ASSETS, BEGINNING OF YEAR                       21,913,550    25,241,971    20,007,483

NET ASSETS, END OF YEAR                            $22,809,456   $21,913,550   $25,241,971

UNIT VALUE, END OF YEAR                                $.55850       $.48816       $.50066

UNITS OUTSTANDING, END OF YEAR                      40,840,808    44,890,165    50,417,866


                              See Notes to Financial Statements.
                                           D-18

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1997


                                           1999 TRUST    2009 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)             $23,839,019    $9,572,208
  Other                                          4,627        15,249

            Total trust property            23,843,646     9,587,457

LESS LIABILITY - Other                           2,693         7,505

NET ASSETS (Note 2)                        $23,840,953    $9,579,952

UNITS OUTSTANDING                           25,369,560    18,236,148

UNIT VALUE                                     $.93975       $.52533


                              See Notes to Financial Statements.
                                            D-19

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS


                                                                   1999 TRUST
                                                            Years Ended December 31
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $    9,282   $    9,455   $    9,808
  Accretion of original issue discount                 1,645,711    1,585,052    1,573,856
  Trustee's fees and expenses                             (8,856)      (8,928)      (9,203)

  Net investment income                                1,646,137    1,585,579    1,574,461

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                        33,432      102,339      229,711
  Unrealized appreciation (depreciation) of
    investments                                         (233,179)    (767,906)   1,623,728

  Realized and unrealized gain (loss) on
    investments                                         (199,747)    (665,567)   1,853,439

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,446,390   $  920,012   $3,427,900


                              See Notes to Financial Statements.
                                             D-20

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS


                                                                   2009 TRUST
                                                            Years Ended December 31
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $    7,191  $     7,951   $    8,713
  Accretion of original issue discount                   639,710      643,976      656,077
  Trustee's fees and expenses                             (7,105)      (7,936)      (8,426)

  Net investment income                                  639,796      643,991      656,364

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       220,815      130,319      329,163
  Unrealized appreciation (depreciation) of
    investments                                          471,994   (1,124,284)   2,261,855

  Realized and unrealized gain (loss) on
    investments                                          692,809     (993,965)   2,591,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,332,605  $  (349,974)  $3,247,382


                              See Notes to Financial Statements.
                                           D-21

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 1999 TRUST
                                                           Years Ended December 31
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $ 1,646,137   $ 1,585,579   $ 1,574,461
  Realized gain on securities sold                      33,432       102,339       229,711
  Unrealized appreciation (depreciation) of
    investments                                       (233,179)     (767,906)    1,623,728

  Net increase (decrease) in net assets
    resulting from operations                        1,446,390       920,012     3,427,900

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,189,918       803,103     3,923,258
  Redemptions of units                              (2,571,494)  (1,764,394)   (3,494,807)

  Net capital share transactions                    (1,381,576)     (961,291)      428,451

NET INCREASE (DECREASE) IN NET ASSETS                   64,814       (41,279)    3,856,351

NET ASSETS, BEGINNING OF YEAR                       23,776,139    23,817,418    19,961,067

NET ASSETS, END OF YEAR                            $23,840,953   $23,776,139   $23,817,418

UNIT VALUE, END OF YEAR                               $.93975        $.88498       $.85071

UNITS OUTSTANDING, END OF YEAR                      25,369,560    26,866,164    27,997,201


                              See Notes to Financial Statements.
                                            D-22

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2009 TRUST
                                                           Years Ended December 31
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $   639,796   $   643,991   $   656,364
  Realized gain on securities sold                     220,815       130,319       329,163
  Unrealized appreciation (depreciation) of
    investments                                        471,994    (1,124,284)    2,261,855

  Net increase (decrease) in net assets
    resulting from operations                        1,332,605      (349,974)    3,247,382

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                       182,231       452,445
  Redemptions of units                              (1,170,043)     (716,485)  (1,567,198)

  Net capital share transactions                    (1,170,043)     (534,254)  (1,114,753)

NET INCREASE (DECREASE) IN NET ASSETS                  162,562      (884,228)    2,132,629

NET ASSETS, BEGINNING OF YEAR                        9,417,390    10,301,618     8,168,989

NET ASSETS, END OF YEAR                            $ 9,579,952   $ 9,417,390   $10,301,618

UNIT VALUE, END OF YEAR                               $.52533        $.45585       $.47078

UNITS OUTSTANDING, END OF YEAR                      18,236,148    20,659,112    21,881,931


                              See Notes to Financial Statements.
                                             D-23

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1997


                                            2000 TRUST    2010 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)              $22,753,476   $ 8,415,050
  Other                                           4,652         7,780

           Total trust property              22,758,128     8,422,830

LESS LIABILITY - Other                            1,807         1,804

NET ASSETS (Note 2)                         $22,756,321    $8,421,026

UNITS OUTSTANDING                            25,575,784    17,212,004

UNIT VALUE                                      $.88976       $.48925


                              See Notes to Financial Statements.
                                             D-24

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS


                                                                   2000 TRUST
                                                           Years Ended  December 31,
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $    9,454   $    9,437   $    9,467
  Accretion of original issue discount                 1,610,298    1,521,693    1,427,959
  Trustee's fees and expenses                             (9,020)     (9,004)       (9,230)

  Net investment income                                1,610,732    1,522,126    1,428,196

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain (loss) on securities sold                 97,827       54,447     (242,518)
  Unrealized appreciation (depreciation)
    of investments                                        (181,107)    (907,562)   1,912,465

  Realized and unrealized gain (loss) on
    investments                                          (83,280)    (853,115)   1,669,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,527,452   $  669,011   $3,098,143


                              See Notes to Financial Statements.
                                            D-25

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS


                                                                   2010 TRUST
                                                           Years Ended  December 31,
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $    7,100   $    7,681   $    7,635
  Accretion of original issue discount                   634,768      604,550      608,550
  Trustee's fees and expenses                             (6,969)     (7,558)       (7,603)

  Net investment income                                  634,899      604,673      608,582

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold                192,086      413,063     (140,604)
  Unrealized appreciation (depreciation) of
    investments                                          410,774   (1,250,513)   2,097,508

  Realized and unrealized gain (loss)on
    investments                                          602,860     (837,450)   1,956,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,237,759   $ (232,777)  $2,565,486


                              See Notes to Financial Statements.
                                            D-26

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2000 TRUST
                                                          Years Ended  December 31,
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $ 1,610,732    $1,522,126   $ 1,428,196
  Realized gain (loss) on securities sold               97,827        54,447      (242,518)
  Unrealized appreciation (depreciation)
    of investments                                    (181,107)     (907,562)    1,912,465

  Net increase (decrease) in net assets
    resulting from operations                        1,527,452       669,011     3,098,143

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,984,343       487,979     5,018,288
  Redemptions of units                              (2,875,921)   (1,346,695)  (1,639,913)

  Net capital share transactions                      (891,578)     (858,716)    3,378,375

NET INCREASE (DECREASE) IN NET ASSETS                  635,874      (189,705)    6,476,518

NET ASSETS, BEGINNING OF YEAR                       22,120,447    22,310,152    15,833,634

NET ASSETS, END OF YEAR                            $22,756,321   $22,120,447   $22,310,152

UNIT VALUE, END OF YEAR                                $.88976       $.83284       $.80726

UNITS OUTSTANDING, END OF YEAR                      25,575,784    26,560,105    27,637,020


                              See Notes to Financial Statements.
                                             D-27

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2010 TRUST
                                                          Years Ended  December 31,
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $   634,899    $  604,673    $  608,582
  Realized gain (loss) on securities sold              192,086       413,063      (140,604)
  Unrealized appreciation (depreciation) of
    investments                                        410,774    (1,250,513)    2,097,508

  Net increase (decrease) in net assets
    resulting from operations                        1,237,759      (232,777)    2,565,486

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       5,760,544     2,997,567     4,594,434
  Redemptions of units                              (6,927,386)   (2,968,890)   (5,495,933)

  Net capital share transactions                    (1,166,842)       28,677      (901,499)

NET INCREASE (DECREASE) IN NET ASSETS                   70,917      (204,100)    1,663,987

NET ASSETS, BEGINNING OF YEAR                        8,350,109     8,554,209     6,890,222

NET ASSETS, END OF YEAR                             $8,421,026    $8,350,109    $8,554,209

UNIT VALUE, END OF YEAR                                $.48925       $.42143       $.43729

UNITS OUTSTANDING, END OF YEAR                      17,212,004    19,813,618    19,561,835


                              See Notes to Financial Statements.
                                             D-28

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1997


                                              2011 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                $1,779,407
  Other                                            2,114

           Total trust property                1,781,521

LESS LIABILITY - Other                               283

NET ASSETS (Note 2)                           $1,781,238

UNITS OUTSTANDING                              3,824,917

UNIT VALUE                                       $.46569


                 See Notes to Financial Statements.
                              D-29

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS


                                                                      2011 TRUST
                                                                Years Ended December 31,
                                                              1997       1996       1995

INVESTMENT INCOME:
  Interest income                                          $   2,020  $   2,130   $  2,432
  Accretion of original issue discount                       164,042    146,632    172,906
  Trustee's fees and expenses                                 (1,943)    (2,103)    (2,339)

  Net investment income                                      164,119    146,659    172,999

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed               104,640               136,243
  Unrealized appreciation (depreciation) of investments       71,464   (195,003)   534,185

  Realized and unrealized gain (loss) on investments         176,104   (195,003)   670,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $ 340,223  $ (48,344)  $843,427


                              See Notes to Financial Statements.
                                            D-30

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2011 TRUST
                                                            Years Ended December 31,
                                                         1997         1996         1995

OPERATIONS:
  Net investment income                               $  164,119   $  146,659   $  172,999
  Realized gain on securities sold                       104,640                   136,243
  Unrealized appreciation (depreciation)
    of investments                                        71,464     (195,003)     534,185

  Net increase (decrease) in net assets
    resulting from operations                            340,223      (48,344)     843,427

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                                        404,419      229,724
  Redemption of units                                 (1,116,749)               (1,381,820)

  Net capital share transactions                      (1,116,749)     404,419   (1,152,096)

NET INCREASE (DECREASE) IN NET ASSETS                   (776,526)     356,075     (308,669)

NET ASSETS, BEGINNING OF YEAR                          2,557,764    2,201,689    2,510,358

NET ASSETS, END OF YEAR                               $1,781,238   $2,557,764   $2,201,689

UNIT VALUE, END OF YEAR                                  $.46569      $.39709      $.41261

UNITS OUTSTANDING, END OF YEAR                         3,824,917    6,441,209    5,336,049


                              See Notes to Financial Statements.
                                            D-31

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1997


                                              2002 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                $11,008,428
  Receivable from securities sold                 164,465
  Other                                             1,771

           Total trust property                11,174,664

LESS LIABILITIES:
  Redemptions payable                             165,696
  Other                                               422

           Total liabilities                      166,118

NET ASSETS (Note 2)                           $11,008,546

UNITS OUTSTANDING                              13,869,363

UNIT VALUE                                        $.79373


                              See Notes to Financial Statements.
                                         D-32

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF OPERATIONS

                                                                        2002 TRUST
                                                               Years Ended December 31,
                                                              1997       1996       1995

INVESTMENT INCOME:
  Interest income                                           $  4,996   $  4,486  $    3,416
  Accretion of original issue discount                       677,645    587,737     422,658
  Trustee's fees and expenses                                 (4,866)    (4,567)     (3,076)

  Net investment income                                      677,775    587,656     422,998

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed                24,811     26,301
  Unrealized appreciation (depreciation) of
    investments                                              144,877   (479,823)    917,851

  Realized and unrealized gain (loss) on
    investments                                              169,688   (453,522)    917,851

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $847,463   $134,134  $1,340,849


                              See Notes to Financial Statements.
                                             D-33

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      2002 TRUST
                                                             Years Ended December 31,
                                                         1997         1996         1995

OPERATIONS:
  Net investment income                              $   677,775   $  587,656   $  422,998
  Realized gain on securities sold                        24,811       26,301
  Unrealized appreciation (depreciation) of
    investments                                          144,877     (479,823)     917,851

  Net increase in net assets resulting
    from operations                                      847,463      134,134    1,340,849

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                         1,602,921      999,668    3,151,933
  Redemptions of units                                  (329,153)    (593,312)  __________

  Net capital share transactions                       1,273,768      406,356    3,151,933

NET INCREASE IN NET ASSETS                             2,121,231      540,490    4,492,782

NET ASSETS, BEGINNING OF YEAR                          8,887,315    8,346,825    3,854,043

NET ASSETS, END OF YEAR                              $11,008,546   $8,887,315   $8,346,825

UNIT VALUE, END OF YEAR                                  $.79373      $.73334      $.72184

UNITS OUTSTANDING, END OF YEAR                        13,869,363   12,118,903   11,563,316


                              See Notes to Financial Statements.
                                           D-34

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1997


                                            2013 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)              $1,454,593
  Other                                          1,265

           Total trust property              1,455,858

LESS LIABILITY - Other                              80

NET ASSETS (Note 2)                         $1,455,778

UNITS OUTSTANDING                            3,548,349

UNIT VALUE                                     $.41027


                      See Notes to Financial Statements.
                                    D-35

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS


                                                                    2013 TRUST
                                                             Years Ended December 31,
                                                           1997        1996        1995

INVESTMENT INCOME:
  Interest income                                         $  1,279    $  1,409    $  2,715
  Accretion of original issue discount                      82,526      89,578     177,770
  Trustee's fees and expenses                               (1,280)     (1,266)     (2,236)

  Net investment income                                     82,525      89,721     178,249

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                         56,841     196,847
  Unrealized appreciation (depreciation) of
    investments                                            157,252    (241,371)    526,105

  Realized and unrealized gain (loss) on
    investments                                            157,252    (184,530)    722,952

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $239,777    $(94,809)   $901,201


                              See Notes to Financial Statements.
                                             D-36

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  2013 TRUST
                                                            Years Ended December 31,
                                                         1997        1996          1995

OPERATIONS:
  Net investment income                               $   82,525   $   89,721   $  178,249
  Realized gain on securities sold                                     56,841      196,847
  Unrealized appreciation (depreciation) of
    investments                                          157,252     (241,371)     526,105

  Net increase (decrease) in net assets resulting
    from operations                                      239,777      (94,809)     901,201

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                                        277,784    1,141,322
  Redemption of units                                                (475,164)  (2,823,552)

  Net capital share transactions                                     (197,380)  (1,682,230)

NET INCREASE (DECREASE) IN NET ASSETS                    239,777     (292,189)   (781,029)

NET ASSETS, BEGINNING OF YEAR                          1,216,001    1,508,190    2,289,219

NET ASSETS, END OF YEAR                               $1,455,778   $1,216,001   $1,508,190

UNIT VALUE, END OF YEAR                                  $.41027      $.34269      $.35977

UNITS OUTSTANDING, END OF YEAR                         3,548,349    3,548,349    4,192,101


                              See Notes to Financial Statements.
                                            D-37

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1997


                                          2004 TRUST    2014 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)             $8,050,466   $20,274,273
  Other                                         1,776        17,468

           Total trust property             8,052,242    20,291,741

LESS LIABILITY - Other                            848         3,454

NET ASSETS (Note 2)                        $8,051,394   $20,288,287

UNITS OUTSTANDING                          11,401,318    53,023,893

UNIT VALUE                                    $.70618       $.38263


                     See Notes to Financial Statements.
                                    D-38

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS


                                                                    2004 TRUST
                                                            Years Ended December 31,
                                                         1997        1996          1995

INVESTMENT INCOME:
  Interest income                                     $    4,366     $  4,441   $    3,399
  Accretion of original issue discount                   556,688      543,331      382,113
  Trustee's fees and expenses                             (4,217)      (4,777)      (2,324)

  Net investment income                                  556,837      542,995      383,188

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       429,318       83,953        9,233
  Unrealized appreciation (depreciation)
    of investments                                       152,350     (586,245)   1,024,439

  Realized and unrealized gain (loss) on
    investments                                          581,668     (502,292)   1,033,672

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,138,505     $ 40,703   $1,416,860


                              See Notes to Financial Statements.
                                             D-39

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS


                                                                      2014 TRUST
                                                            Years Ended December 31,
                                                         1997        1996          1995

INVESTMENT INCOME:
  Interest income                                     $   21,572    $  23,635   $   10,839
  Accretion of original issue discount                 1,515,782    1,600,126      790,915
  Trustee's fees and expenses                            (15,987)     (17,481)      (8,616)

  Net investment income                                1,521,367    1,606,280      793,138

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold                  2,627     (688,528)   2,112,868
  Unrealized appreciation (depreciation)
    of investments                                     2,654,490   (1,102,292)     980,160

  Realized and unrealized gain (loss)
    on investments                                     2,657,117   (1,790,820)   3,093,028

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $4,178,484   $ (184,540)  $3,886,166


                              See Notes to Financial Statements.
                                           D-40

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      2004 TRUST
                                                            Years Ended December 31,
                                                         1997        1996          1995

OPERATIONS:
  Net investment income                               $  556,837   $  542,995   $  383,188
  Realized gain on securities sold                       429,318       83,953        9,233
  Unrealized appreciation (depreciation)
    of investments                                       152,350     (586,245)   1,024,439

  Net increase (decrease) in net assets
    resulting from operations                          1,138,505       40,703    1,416,860

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           513,283    2,528,106    2,339,663
  Redemptions of units                                (2,219,459)  (1,342,267)    (561,188)

  Net capital share transactions                      (1,706,176)   1,185,839    1,778,475

NET INCREASE (DECREASE) IN NET ASSETS                   (567,671)   1,226,542    3,195,335

NET ASSETS, BEGINNING OF YEAR                          8,619,065    7,392,523    4,197,188

NET ASSETS, END OF YEAR                               $8,051,394   $8,619,065   $7,392,523

UNIT VALUE, END OF YEAR                                  $.70618      $.63949      $.63931

UNITS OUTSTANDING, END OF YEAR                        11,401,318   13,477,969   11,563,330


                              See Notes to Financial Statements.
                                            D-41

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      2014 TRUST
                                                            Years Ended December 31,
                                                        1997         1996          1995

OPERATIONS:
  Net investment income                             $1,521,367   $ 1,606,280   $   793,138
  Realized gain (loss) on securities sold                2,627      (688,528)    2,112,868
  Unrealized appreciation (depreciation)
    of investments                                   2,654,490    (1,102,292)      980,160

  Net increase (decrease) in net assets
    resulting from operations                        4,178,484      (184,540)    3,886,166

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                       5,440,489    20,777,671    22,696,883
  Redemptions of units                             (10,272,293)  (12,608,859)  (17,927,869)

  Net capital share transactions                    (4,831,804)    8,168,812     4,769,014

NET INCREASE (DECREASE) IN NET ASSETS                 (653,320)    7,984,272     8,655,180

NET ASSETS, BEGINNING OF YEAR                       20,941,607    12,957,335     4,302,155

NET ASSETS, END OF YEAR                            $20,288,287   $20,941,607   $12,957,335

UNIT VALUE, END OF YEAR                                $.38263       $.31570       $.33349

UNITS OUTSTANDING, END OF YEAR                      53,023,893    66,334,438    38,853,887


                              See Notes to Financial Statements.
                                           D-42

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

(b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

(c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, DECEMBER 31, 1997

    Series A (2003 Trust)

Cost of 65,677,446 units at Dates of Deposit                    $15,978,478
Less sales charge                                                   279,623
Net amount applicable to Holders                                 15,698,855
Realized gain on securities sold                                 12,566,008
Unrealized appreciation of investments                            7,019,245
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (6,854,946)
Undistributed net investment income                              19,486,400

Net assets                                                      $47,915,562

Series B (2001 Trust)

Cost of 57,433,435 units at Dates of Deposit                    $17,997,077
Less sales charge                                                   269,956
Net amount applicable to Holders                                 17,727,121
Realized gain on securities sold                                 14,104,485
Unrealized appreciation of investments                            2,343,670
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (4,407,572)
Undistributed net investment income                              18,677,621

Net assets                                                      $48,445,325

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1997 (Continued)

Series B (2005 Trust)

Cost of 33,242,884 units at Dates of Deposit                    $ 8,059,009
Less sales charge                                                   141,033
Net amount applicable to Holders                                  7,917,976
Realized gain on securities sold                                  5,919,736
Unrealized appreciation of investments                            2,755,304
Redemptions of units - redemption amounts less net cost
  of units redeemed                                                (320,836)
Undistributed net investment income                               6,093,657

Net assets                                                      $22,365,837

    Series C (2006 Trust)

Cost of 11,228,372 units at Dates of Deposit                    $ 3,072,975
Less sales charge                                                    53,777
Net amount applicable to Holders                                  3,019,198
Realized gain on securities sold                                  1,551,821
Unrealized appreciation of investments                              544,411
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                982,813
Undistributed net investment income                               1,140,340

Net assets                                                      $ 7,238,583

    Series D (2007 Trust)

Cost of 21,784,452 units at Dates of Deposit                    $ 4,251,908
Less sales charge                                                    85,038
Net amount applicable to Holders                                  4,166,870
Realized gain on securities sold                                  4,298,472
Unrealized appreciation of investments                            2,667,726
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (2,116,954)
Undistributed net investment income                               4,158,897

Net assets                                                      $13,175,011

     Series E (2008 Trust)

Cost of 40,840,808 units at Dates of Deposit                    $ 8,087,533
Less sales charge                                                   161,751
Net amount applicable to Holders                                  7,925,782
Realized gain on securities sold                                  9,519,014
Unrealized appreciation of investments                            4,752,347
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (6,318,977)
Undistributed net investment income                               6,931,290

Net assets                                                      $22,809,456
                                      D-44

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1997 (Continued)

     Series F (1999 Trust)

Cost of 25,369,560 units at Dates of Deposit                    $16,357,696
Less sales charge                                                   163,577
Net amount applicable to Holders                                 16,194,119
Realized gain on securities sold                                    545,279
Unrealized appreciation of investments                              274,866
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              2,229,215
Undistributed net investment income                               4,597,474

Net assets                                                      $23,840,953

    Series F (2009 Trust)

Cost of 18,236,148 units at Dates of Deposit                    $ 3,970,514
Less sales charge                                                    39,705
Net amount applicable to Holders                                  3,930,809
Realized loss on securities sold                                   (233,281)
Unrealized appreciation of investments                            2,010,911
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              1,144,636
Undistributed net investment income                               2,726,877

Net assets                                                      $ 9,579,952

     Series G (2000 Trust)

Cost of 25,575,784 units at Dates of Deposit                    $15,132,870
Less sales charge                                                   226,993
Net amount applicable to Holders                                 14,905,877
Realized gain on securities sold                                    455,815
Unrealized appreciation of investments                              560,993
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              1,889,491
Undistributed net investment income                               4,944,145

Net assets                                                      $22,756,321

     Series G (2010 Trust)

Cost of 17,212,004 units at Dates of Deposit                    $ 4,394,701
Less sales charge                                                    87,894
Net amount applicable to Holders                                  4,306,807
Realized gain on securities sold                                  2,726,906
Unrealized appreciation of investments                              663,314
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                392,784
Undistributed net investment income                                 331,215

Net assets                                                      $ 8,421,026
                                      D-45

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1997 (Continued)

     Series H (2011 Trust)

Cost of 3,824,917 units at Dates of Deposit                     $ 1,054,499
Less sales charge                                                    21,090
Net amount applicable to Holders                                  1,033,409
Realized gain on securities sold                                    658,774
Unrealized appreciation of investments                              248,588
Redemptions of units - net cost of units redeemed less
  redemption amounts                                               (449,955)
Undistributed net investment income                                 290,422

Net assets                                                      $ 1,781,238

     Series I (2002 Trust)

Cost of 13,869,363 units at Dates of Deposit                    $ 8,697,624
Less sales charge                                                   130,464
Net amount applicable to Holders                                  8,567,160
Realized gain on securities sold                                     84,766
Unrealized appreciation of investments                              458,137
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 29,346
Undistributed net investment income                               1,869,137

Net assets                                                      $11,008,546

     Series J (2013 Trust)

Cost of 3,548,349 units at Dates of Deposit                     $   936,698
Less sales charge                                                    18,734
Net amount applicable to Holders                                    917,964
Realized loss on securities sold                                    (15,485)
Unrealized appreciation of investments                              278,140
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 72,037
Undistributed net investment income                                 203,122

Net assets                                                      $ 1,455,778

     Series K (2004 Trust)

Cost of 11,401,318 units at Dates of Deposit                    $ 6,384,046
Less sales charge                                                    95,761
Net amount applicable to Holders                                  6,288,285
Realized gain on securities sold                                    522,504
Unrealized appreciation of investments                              466,139
Redemption of units - net cost of units redeemed less
  redemption amounts                                               (246,509)
Undistributed net investment income                               1,020,975

Net assets                                                      $ 8,051,394
                                      D-46

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1997 (Concluded)

     Series K (2014 Trust)

Cost of 53,023,893 units at Dates of Deposit                    $15,264,615
Less sales charge                                                   305,292
Net amount applicable to Holders                                 14,959,323
Realized gain on securities sold                                  1,218,362
Unrealized appreciation of investments                            2,707,506
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 27,025
Undistributed net investment income                               1,376,071

Net assets                                                      $20,288,287

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued as follows:

       Series       Trust           1997              1996              1995

   A            2003           295,618           335,709         1,593,397
   B            2001           499,725         1,049,370         3,772,845
   B            2005         1,222,534         2,047,138         4,044,894
   C            2006           420,107         5,142,683         1,643,266
   D            2007         2,872,766           397,026         1,647,168
   E            2008                 0         2,285,094                 0
   F            1999         1,330,068           923,519         5,041,514
   F            2009                 0           389,225         1,297,277
   G            2000         2,356,540           596,716         6,914,376
   G            2010        13,001,876         7,645,028        12,489,075
   H            2011                 0         1,105,160           739,495
   I            2002         2,168,572         1,390,455         4,942,387
   J            2013                 0           829,985         4,474,457
   K            2004           770,557         4,088,054         4,100,931
   K            2014        16,314,688        68,769,448        81,964,087

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS (Continued)

     Units were redeemed as follows:

Series         Trust           1997              1996              1995

   A            2003         8,066,861         7,108,646         7,425,541
   B            2001         5,992,055         7,988,798         7,651,862
   B            2005         2,976,435         3,967,657         3,649,919
   C            2006         2,117,172         1,604,908         1,857,449
   D            2007           529,607         1,057,295         3,972,162
   E            2008         4,049,357         7,812,795         4,865,875
   F            1999         2,826,672         2,054,556         4,376,450
   F            2009         2,422,964         1,612,044         3,769,847
   G            2000         3,340,861         1,673,631         2,622,975
   G            2010        15,603,490         7,393,245        15,339,995
   H            2011         2,616,292                 0         4,223,599
   I            2002           418,112           834,868                 0
   J            2013                 0         1,473,737         9,769,879
   K            2004         2,847,208         2,173,415         1,001,383
   K            2014        29,625,233         4,288,897        62,372,256

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1997


     Portfolio No.                                       Adjusted
      and Title of    Interest                 Face        Cost        Value
       Securities       Rate    Maturities    Amount     (Note A)    (Note A)


Series A (2003 Trust)

1  Stripped Treasury
    Securities (Note B)     0%   8/15/03    $65,532,625 $40,570,381 $47,574,368
2  U.S. Treasury Bonds  11.125   8/15/03        210,475     248,888     264,146

   Total                                    $65,743,100 $40,819,269 $47,838,514

Series B (2001 Trust)

1  Stripped Treasury
    Securities (Note B)     0%   2/15/01    $57,468,325 $45,828,083 $48,181,281
2  U.S. Treasury Bonds  11.750   2/15/01        170,543     209,543     200,015

   Total                                    $57,638,868 $46,037,626 $48,381,296

Series B (2005 Trust)

1  Stripped Treasury
    Securities (Note B)     0%   2/15/05    $33,444,940 $19,456,757 $22,211,748
2  U.S. Treasury Bonds  11.625   11/15/04       100,237     132,658     132,971

   Total                                    $33,545,177 $19,589,415 $22,344,719

Series C (2006 Trust)

1  Stripped Treasury
    Securities (Note B)     0%   2/15/06    $11,503,000 $ 6,645,333 $ 7,189,284
2  U.S. Treasury Bonds   9.375   2/15/06         38,303      46,677      47,137

   Total                                    $11,541,303 $ 6,692,010 $ 7,236,421

Series D (2007 Trust)

1  Stripped Treasury
    Securities (Note B)     0%   2/15/07    $22,222,000 $10,419,950 $13,075,957
2  U.S. Treasury Bonds   9.375   2/15/06         79,307      85,878      97,597

   Total                                    $22,301,307 $10,505,828 $13,173,554

                                             D-49

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1997


     Portfolio No.                                       Adjusted
      and Title of    Interest                 Face        Cost        Value
       Securities       Rate    Maturities    Amount     (Note A)    (Note A)


Series E (2008 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   2/15/08    $40,815,000 $17,865,689  $22,593,960
2  U.S. Treasury Bonds   9.375   2/15/06        156,904     169,014      193,090

   Total                                    $40,971,904 $18,034,703  $22,787,050

Series F (1999 Trusts)

 1  Stripped Treasury
    Securities (Note B)     0%   2/15/99   $25,272,000  $23,456,395 $23,735,967
 2  U.S. Treasury Notes  8.875   2/15/99        99,657      107,758     103,052

    Total                                  $25,371,657  $23,564,153 $23,839,019

Series F (2009 Trust)

 1  Stripped Treasury
    Securities (Note B)     0%   2/15/09   $18,262,000  $ 7,480,454 $ 9,484,188
 2  U.S. Treasury Bonds  9.375   2/15/06        71,525       80,843      88,020

    Total                                  $18,333,525  $ 7,561,297 $ 9,572,208

Series G (2000 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   2/15/00   $25,508,000  $22,080,035 $22,643,452
2  U.S. Treasury Notes   8.500   2/15/00       104,227      112,448     110,024

   Total                                   $25,612,227  $22,192,483 $22,753,476

Series G (2010 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   2/15/10   $17,076,000  $ 7,670,078 $ 8,331,210
2  U.S. Treasury Bonds   9.375   2/15/06        68,128       81,658      83,840

   Total                                   $17,144,128  $ 7,751,736 $ 8,415,050

                                             D-50

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1997


     Portfolio No.                                       Adjusted
      and Title of    Interest                 Face        Cost        Value
       Securities       Rate    Maturities    Amount     (Note A)    (Note A)

Series H (2011 Trust)

1  Stripped Treasury
    Securities (Note B)     0%   2/15/11   $ 3,839,000  $ 1,512,434 $ 1,760,834
2  U.S. Treasury Bonds   9.375   2/15/06        15,092       18,385      18,573

   Total                                   $ 3,854,092  $ 1,530,819 $ 1,779,407

Series I (2002 Trust)

1  Stripped Treasury
     Securities (Note B)    0%   02/15/02   $13,815,000 $10,480,513 $10,937,750
2  U.S. Treasury Notes   7.500   11/15/01        66,638      69,778      70,678

         Total                              $13,881,638 $10,550,291 $11,008,428

Series J (2013 Trust)

1  Stripped Treasury
     Securities (Note B)    0%  02/15/13    $ 3,552,000 $ 1,161,081 $ 1,438,205
2  U.S. Treasury Bonds  10.375  11/15/12(C)      12,328      15,373      16,388

   Total                                    $ 3,564,328 $ 1,176,454 $ 1,454,593

Series K (2004 Trust)

1  Stripped Treasury
     Securities (Note B)    0%  2/15/04     $11,318,000 $ 7,519,336 $ 7,981,340
2  U.S. Treasury Notes   5.875  2/15/04          68,505      64,992      69,126

   Total                                    $11,386,505 $ 7,584,328 $ 8,050,466

Series K (2014 Trust)

1  Stripped Treasury
     Securities (Note B)    0%  2/15/14     $52,482,000 $17,326,607 $20,016,635
2  U.S. Treasury Bonds  11.250  2/15/15         164,428     240,160     257,638

   Total                                    $52,646,428 $17,566,767 $20,274,273

                                             D-51

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 1997


Note A - See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation.
The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C - Callable at par commencing 11/15/07.

                  THE MERRILL LYNCH FUND OF STRIPPED ('ZERO')
                            U.S. TREASURY SECURITIES
FUND STRUCTURE

     Each Series (a 'Fund') consists of a number of separate unit investment trusts (each a 'Trust') created under New York law by one Trust indenture (the 'Indenture') among the Sponsor, the Trustee and the Evaluator. To the extent that references in the Prospectus are to articles and sections of the Indenture, which are hereby incorporated by reference, the statements made herein are qualified in their entirety by this reference. On the initial date of deposit for each Trust (the 'Initial Date of Deposit') the Sponsor deposited the underlying Securities with the Trustee at prices equal to the valuation of those Securities on the offer side of the market as determined by the Evaluator, and the Trustee delivered to the Sponsor units of interest ('Units') representing the entire ownership of that Trust in the Fund. Most if not all of the Securities so deposited were represented by purchase contracts assigned to the Trustee together with an irrevocable letter or letters of credit issued by a commercial bank or banks in the amount necessary to complete their purchase. The record holders ('Holders') of Units will have the right to have their Units redeemed (see Redemption) at a price based on the aggregate bid side evaluation of the Securities ('Redemption Price per Unit') if the Units cannot be sold in the market which the Sponsor has committed to maintain (see Market for Units). Redemption will be made in securities ('in kind') or in cash at the option of the Holder.

     The Sponsor may deposit additional Securities, with an identical maturity to that of the Securities initially deposited, in any of the Trusts, and Units in the Trusts may be continuously offered for sale by means of this Prospectus (see Sale of Units--Distribution), resulting in a potential increase in the number of outstanding Units of each Trust (see Selection and Acquisition of Securities). However, each Unit will continue to represent the identical face amount of Securities with identical maturity dates.

     As used herein, 'Securities' includes the Stripped Treasury Securities and interest-bearing Treasury Note deposited in the Trusts and described under Portfolios and any additional Treasury Securities deposited thereafter or contracts for the purchase thereof together with an irrevocable letter or letters of credit sufficient to perform such contracts. As used herein, the term 'Units,' unless the context otherwise indicates, means the units of interest in all Trusts.

RISK FACTORS

     An investment in Units of a Trust should be made with an understanding of the risks which an investment in deep discount debt obligations may entail, including the risk that the value of the Trust's portfolio (the 'Portfolio') and hence of the Units will decline with increases in interest rates. High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with those and other economic problems, have contributed to recent wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Furthermore, a direct Holder (but not necessarily Policyowners--see Taxes) will have significant amounts of taxable income attributable to it before receipt of the cash attributable to that income.

     Because interest on 'zero coupon' debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accrued and reinvested interest (and of a fund comprised of these obligations), is subject to greater fluctuations than on obligations that distribute income regularly. Accordingly, while the full faith and credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater market risk than in a fund invested in debt obligations of comparable maturity that pay interest currently. This risk is greater when the period to maturity is longer.

SPECIAL CHARACTERISTICS OF STRIPPED TREASURY SECURITIES

     Bearer bonds are transferable by delivery; payments are made to the holder of the bonds. Stripped bonds have been stripped of their unmatured interest coupons; stripped coupons are coupons that have been stripped from an issuer's bonds. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these securities acquire, in effect, discount obligations that are economically identical to the 'zero-coupon bonds' that have been issued by corporations. Zero coupon bonds are debt obligations that do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

     Stripped Treasury Securities held by any Trust shall consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their unmatured interest coupons and (b) coupons which have been stripped from U.S. Treasury bearer bonds, either of which may be held through the Federal Reserve Bank's book entry systems called 'Separate Trading of Registered Interest and Principal of Securities' ('STRIPS') and 'Coupon Under Book-Entry Safekeeping' ('CUBES'). STRIPS and CUBES, while direct obligations of the United States and issued under programs introduced by the U.S. Treasury, are not issued directly by the U.S. government. The STRIPS program facilitates secondary market stripping of selected Treasury notes and bonds into individual principal and interest components by purchasers with access to a book-entry account at a Federal Reserve bank. Those obligations may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits separate trading and ownership of interest and principal payments. The Federal Reserve does not charge a fee for this service, but book-entry transfers of interest and principal components are subject to the same fee schedule generally applicable to transfers of Treasury securities.

     The Stripped Treasury Securities in each Trust are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest. The Securities are sold at a substantial discount from their face amounts payable at maturity. A holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of the cash attributable to that income. However, when an insurance company separate account such as the Account is the Holder, any taxable income will in effect be offset by deducting an equal amount for an increase in reserves. Stripped Treasury Securities are marketable in substantially the same manner as other discount Treasury securities.

     Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the 'interest' method which generally will result in a lesser amount of includible income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the 'interest' method described above, the 'interest' method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period (see Taxes below).

DESCRIPTION OF THE FUND

THE PORTFOLIO

     The Portfolio of each Trust consists of different issues of Stripped Treasury Securities, with fixed maturity dates and not having any equity or conversion features, that do not pay interest before maturity and as such were purchased at a deep discount (see above) and of the Treasury Note deposited in order to provide cash income with which to pay the expenses of the Trust. It is intended that the Portfolio for each Trust will comply with any investment limitations required to assure favorable Federal income tax treatment for the Policies issued by the Insurers.

SELECTION AND ACQUISITION OF SECURITIES

     In selecting Securities for deposit in a Trust, the following factors, among others, were considered by the Unit Investment Trusts division of Merrill Lynch, Pierce, Fenner & Smith Incorporated: (i) the types of securities available; (ii) the prices of those securities relative to other comparable securities; (iii) the extent to which those securities trade at a discount from par once the interest coupons are stripped; (iv) the yield to maturity of those securities; and (v) the maturities of those securities.

     The yield to maturity and discount from par on securities of the type deposited in the Trusts depend on a variety of factors, including general money market conditions, general conditions of the bond market, prevailing interest rates and the maturities of the securities.

     Each Trust consists of the Securities (or contracts to purchase the Securities) listed under Portfolios and any additional Securities deposited in the Trust pursuant to the terms of the Indenture (including provisions with respect to deposit of Securities in connection with the sale of additional Units) as long as they may continue to be held from time to time in the Trust, together with accrued and undistributed interest on any interest-bearing securities deposited in order to pay the expenses of the Trust, undistributed cash representing payments of principal and cash realized from the disposition of Securities.

     Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Security. In the event of a failure to deliver any Security that has been purchased for a Trust under a contract ('Failed Security'), the Sponsor is authorized under the Indenture to direct the Trustee to acquire substitute securities ('Replacement Securities') to make up the portfolio of the Trust. Replacement Securities for Securities initially deposited must be deposited into the Trust within 110 days after the Initial Date of Deposit; Replacement Securities for Securities deposited thereafter must be deposited within 20 days after delivery of notice of the failed contract; the purchase price may not exceed the amount of funds reserved for the purchase of the Failed Security. The Replacement Securities must be Securities issued by the U.S. Treasury (i) that make no periodic payments of interest (or, in the case of an interest-bearing Treasury Note used to pay expenses, are of the same issue),
(ii) that have a fixed maturity identical to that of the Failed Security, (iii) that are purchased at a price that results in a yield to maturity as of the date of deposit of the Failed Security which is equivalent (taking into consideration then-current market conditions) to the yield to maturity of the Failed Security and (iv) that are not when, as and if issued obligations. If this right of substitution is not utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor will cause to be refunded the attributable transaction charge plus the attributable Cost of Securities to Trust, plus accrued interest and amortization attributable to the relevant Security to the date the Sponsor is notified of the failure.

     Because certain of the Securities from time to time may be sold under certain circumstances described herein, each Trust is not expected to retain its present size and composition (see Redemption). The Indenture also authorizes the Sponsor to increase the size and number of Units of any Trust by the deposit of additional Securities and the issue of a corresponding number of additional Units, provided that the maturity of any additional Securities deposited in the Trust is identical to the maturity of the Securities initially deposited in the Trust.

THE UNITS

     On the date of the Investment Summary of each Trust each Unit represented the fractional undivided interest in the Securities held in the Trust and net income of the Trust set forth in the Investment Summary. Thereafter, if Units of any Trust are redeemed the face amount of Securities in that Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. However, if additional Units are issued by any Trust (through deposit of Securities by the Sponsor in connection with the sale of additional Units), the aggregate face amount of Securities in the Trust will be increased by amounts allocable to the additional Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder (which may include the Sponsor) or until the termination of the Indenture (see Redemption and Administration of the Fund--Amendment and Termination).

INCOME AND YIELD

     The economic effect of purchasing Units of a Trust is that the investor who holds his Units until maturity of the underlying Securities should receive approximately a fixed yield, not only on his original investment but on all earned discount during the life of the Securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, an investor in the Units, unlike an investor in a fund comprised of customary securities, virtually eliminates his risk of being unable to invest distributions at a rate as high as the yield on his Trust, but will forego the ability to reinvest at higher rates in the future.

     The Treasury Note deposited in each Trust in order to pay the expenses of the Trust includes an item of accrued but unpaid interest up to its date of deposit. To avoid having Holders pay for this accrued interest (which earns no return) when Units are purchased, the Trustee pays this amount of accrued interest to the Sponsor as a special distribution. The Trustee will recover the amount of this distribution from interest received on the

Treasury Note deposited in the Trust. Although the Treasury Note will also accrue interest during the period between the date of deposit and the date of settlement for Units, the Sponsor anticipates that any such amount of accrued interest will be minimal and, therefore, will not be added to the Offering Price of the Units.

     The price per Unit will vary in accordance with fluctuations in the prices of the Securities held by the Trust. Changes in the Offering Prices or in a Trust's expenses will result in changes in the yields to maturity.

TAXES

     The following discussion relates only to direct holders of Units of the Trusts, and not to Policyowners. For information on tax consequences to Policyowners, see the attached Prospectus for the Policies.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsor, under existing law:

        Each Trust is not an association taxable as a corporation for Federal income tax purposes, and income received by the Trust will be treated as the income of the Holders of the Trust in the manner set forth below.

        Each Holder will be considered the owner of a pro rata portion of each Security in its Trust under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). The total cost to a Holder for its Units, including the transaction charge, is allocated among its pro rata portion of each Security in its Trust (in proportion to the fair market values thereof on the date the Holder purchases its Units) in order to determine its tax cost for its pro rata portion of each Security.

        Each Trust consists primarily of Stripped Treasury Securities. A Holder is required to treat its pro rata portion of each Stripped Treasury Security in its Trust as a bond that was originally issued on the date the Holder purchased its Units at an original issue discount equal to the excess of the stated redemption price at maturity over the Holder's tax cost therefor as discussed above, and to include annually in income a portion of such original issue discount determined under a formula which takes into account the compounding of interest.

        Upon a disposition of all or part of a Holder's pro rata portion of a Security (by sale, exchange or redemption of the Security or by the sale or redemption of all or some of its Units) a Holder will generally recognize taxable gain or loss, which will generally be capital gain or loss.

        Under the income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Holders of the Trust.

        Holders will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, direct holding of Units may be appropriate only for a tax-deferred account which can have taxable income attributed in advance of the receipt of the cash attributable to such income.

        The foregoing discussion relates only to Federal and certain aspects of New York income taxes. Depending on their state of residence, Holders may be subject to state and local taxation and should consult their own tax advisers in this regard.

                                    *  *  *

     After the end of each calendar year, the Trustee will furnish to each Holder an income report, including the Holder's pro rata portion of the fees and expenses paid by its Trust. In order to enable them to comply with Federal and state tax reporting requirements, upon request to the Trustee Holders will be furnished with evaluations of Securities furnished to it by the Evaluator.

SALE OF UNITS

OFFERING PRICE

     The Offering Price per Unit of a Trust is computed as of the Evaluation Time by adding (a) the aggregate offer side evaluation of the Securities in the Trust (as determined by the Evaluator), (b) cash on hand in the Trust (other than cash covering contracts to purchase Securities), (c) accrued and unpaid interest as of the date of computation and (d) all other assets of the Trust; deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses and (z) any cash held for distribution to Holders of record as of a date prior to the evaluation; dividing the result by the number of Units of the Trust outstanding as of the date of computation (Sections 4.01 and 5.01); and adding the applicable transaction charge depending on the remaining years to maturity of the Stripped Treasury Security in the Trust:


                                                                 PERCENT
                                                         PERCENT   OF
                                                           OF     NET
                                                                 AMOUNT
                                                         OFFERING
          REMAINING YEARS TO MATURITY                    PRICE   INVESTED
---------------------------------------------------------------  ------
Less than 2 years........................................   0.25%  0.251%
At least 2 years but less than 3 years...................   0.50   0.503
At least 3 years but less than 5 years...................   0.75   0.756
At least 5 years but less than 8 years...................   1.00   1.010
At least 8 years but less than 13 years..................   1.50   1.523
At least 13 years but less than 18 years.................   1.75   1.781
18 years or more.........................................   2.00   2.041


     On Units sold to an Account, the Insurer initially pays the transaction charge, which it intends to recover through an asset charge. See the accompanying Prospectus for the Policies for further information. These transaction charges are less than sales charges on comparable funds offered by the Sponsor reflecting elimination of distribution expenses because all sales are made to the Accounts. Because the income on the Treasury Note is designed to equal the Trust expenses, accrued interest on the Note is not reflected in the offering, repurchase or redemption prices of Units. In practice, as determined on an accrual basis by the auditors, accumulated expenses have been slightly higher or lower than the interest on the Treasury Notes. These differences are immaterial and may change over time. If there is an expense deficit at termination of a Trust, either the Trustee will waive a part of its fees or the Sponsor will bear sufficient expenses to eliminate the deficit. If a surplus remains at termination, the amount will be distributed to Holders; alternately, the Sponsor from time to time may direct the Trustee to distribute part or all of any accumulated surplus. The Offering Price on the date of this Prospectus or on any subsequent date will vary from the Offering Price on the date of the Investment Summary in accordance with fluctuations in the aggregate offering side evaluation of the underlying Securities in the Trust. Amortization of discount will have the effect of increasing at any particular time the offering side evaluation of the underlying Securities.

     The aggregate bid or offer side evaluation of the Securities is determined by the Evaluator in the following manner: (a) on the basis of current bid or offer prices for the Securities, (b) if bid or offer prices are not available for any Securities, on the basis of current bid or offer prices for comparable securities, (c) by appraising the value of the Securities on the bid or offer side of the market, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in that type of securities.

     The Offering Price is determined on each business day during any initial offering as of the Evaluation Time, effective for all sales of Units made since the last of these evaluations and as of the Evaluation Time on the last business day of each week during any period when there is no initial offering (i.e., when no additional Units are being created), effective for all sales made during the following week (Section 4.01). The term 'business day', as used herein and under 'Redemption', shall exclude Saturdays, Sundays; the following holidays as observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following Federal holidays: Columbus Day and Veterans' Day.

COMPARISON OF OFFERING PRICE, SPONSOR'S REPURCHASE PRICE AND REDEMPTION PRICE

     On the date of the Investment Summary the Offering Price per Unit of each Trust (which includes the transaction charge) and the Sponsor's Repurchase Price per Unit (each based on the offer side evaluation of Securities in the Trust--see above) exceeded the Redemption Price per Unit (based on the bid side evaluation thereof--see Redemption) by the amounts set forth in the Investment Summary.

     Because the bid side evaluations of the Units are lower than the offer side evaluations thereof by the amounts set forth under Investment Summary and other reasons (including fluctuations in the market prices of these Securities and the fact that the Offering Price includes a transaction charge), the amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for these Units.

DISTRIBUTION

     During the initial offering period (i) for Units issued on the Initial Date of Deposit and (ii) for additional Units issued after that date in respect of additional Securities deposited by the Sponsor, Units may be purchased by an Account at the Offering Price by means of this Prospectus (except that, as explained above, the transaction charge is initially paid by the Insurer). The initial offering period in each case will terminate on the date all newly issued Units are sold. Upon the completion of any initial offering, Units acquired in the secondary market may be offered by this Prospectus at the secondary market Offering Price determined in the manner provided above as of the close of business on the last business day of each week (see Market for Units), also less the transaction charge paid by the Insurer.

SPONSOR'S PROFITS

     Upon the sale of the Units, the Sponsor receives the transaction charge at the rates set forth above. The Sponsor may also realize a profit or loss on each deposit of Securities in a Trust. This is the difference between the cost of the Securities to the Trust (which is based on the offer side evaluation of the Securities on the Initial Date of Deposit) and the purchase price of those Securities to the Sponsor. During the initial offering period, and thereafter to the extent additional Units continue to be offered for sale, the Sponsor also may realize profits or sustain losses as a result of fluctuations after the date of deposit in the Offering Price of the Units. Cash, if any, made available by buyers of Units to the Sponsor prior to the settlement dates for purchase of Units may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

     In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units (based on the offer side evaluation of the Securities) and the prices at which it resells those Units (which include the relevant transaction charge) or the prices at which it may redeem those Units (based on the bid side evaluation of the Securities), as the case may be.

MARKET FOR UNITS

     The Sponsor has committed to maintain a secondary market for Units of each Trust at its own expense and continuously to offer to purchase Units of each Trust at prices, subject to change at any time, that will be computed on the basis of the offer side evaluation of the Securities, taking into account the same factors referred to in determining the offer side evaluation of the Securities for purposes of sale of Units (see Sale of Units-- Offering Price). During the initial offering period or thereafter, on a given day, the price offered by the Sponsor for the purchase of Units shall be an amount not less than the Redemption Price per Unit, based on the aggregate bid side evaluation of Securities in the relevant Trust on the date on which the Units are tendered for redemption.

     The Sponsor may redeem any Units it has purchased in the secondary market if it determines it is undesirable to continue to hold those Units in its inventory, provided that it has committed to redeem Units only in an amount to substantially equal the value of one or more Securities, so that uninvested cash generated by a redemption is de minimis. Factors which the Sponsor will consider in making this determination will include the number of units of all series of all funds which it has in its inventory, the saleability of the units and its estimate of the time required to sell the units and general market conditions.

REDEMPTION

     While it is anticipated that Units in most cases can be sold for amounts exceeding the Redemption Price per Unit (see Market for Units), Units may be redeemed at the office of the Trustee, upon tender on any business day, as defined under Sale of Units--Offering Price, of Certificates or, in the case of uncertificated Units, delivery of a request for redemption, and payment of any relevant tax, without any other fee (Section 5.02). Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer.

     The Trustee will redeem Units either in cash or in kind at the option of the Holder as specified in writing to the Trustee. Unless otherwise specified, redemptions will be made in cash. Not later than the seventh calendar day following the tender (or if the seventh calendar day is not a business day on the first business day prior thereto), the Holder will be entitled to receive the proceeds of the redemption in an amount and value of Securities per Unit equal to the Redemption Price per Unit (see below) as determined as of the Evaluation Time next following the tender. The Redemption Price per Unit for in kind distributions (the 'In Kind Distribution') will take the form of the distribution of whole Securities represented by the fractional undivided interest in the applicable Trust of the Units tendered for redemption (based upon the Redemption Price per Unit) (Section 5.02). Because the Sponsor is committed to maintain a market at prices in excess of the Redemption Price per Unit, the Sponsor expects to repurchase any Units tendered for redemption in cash no later than the close of business on the business day following the tender.

     If the tendering Holder requests distribution in kind, the Trustee as Distribution Agent for the account of the tendering Holder shall sell any portion of the In Kind Distribution represented by fractional interests in accordance with the instructions of the tendering Holder and distribute net cash proceeds to the tendering Holder together with certificates representing whole Securities received as the In Kind Distribution. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the In Kind Distribution as of the date of tender.

     The Trustee is empowered to sell Securities from a Trust in order to make funds available for cash redemptions (Section 5.02). The Securities will be sold so as to maintain, as closely as practicable, the percentage relationship between the face amounts of Stripped Treasury Securities and the Treasury Note in the Trust at the time of sale. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts which would be specified would range from $25,000 to $100,000.

     To the extent that Securities are redeemed in kind or sold, the size of the relevant Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum face amounts in which Securities are required to be sold, the proceeds of sale may, if the Sponsor fails to adhere to its commitment described above, exceed the amount required at the time to redeem Units; any excess proceeds will be deposited in the Capital Account. The price received upon redemption may be more than or less than the amount paid by the Holder depending on the value of the Securities in the Trust at the time of redemption.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange, Inc. is closed other than for customary weekend and holiday closings or (2) for any period during which, as determined by the Securities and Exchange Commission, (i) trading on that Exchange is restricted or (ii) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (3) for any other periods which the Commission may by order permit (Section 5.02).

     Redemption Price per Unit of a Trust is computed by the Trustee as of the Evaluation Time on each June 30 and December 31 (or the last business day prior thereto), on any business day, as of the Evaluation Time next following the tender of any Unit for redemption, and on any other business day desired by the Trustee or the Sponsor, on the bid side of the market, taking into account the same factors referred to in determining the offering side evaluation for purposes of sale of Units (see Sale of Units--Offering Price).

     While Securities of the type included in the Trusts' Portfolios involve minimal risk of loss of principal when held to maturity, due to variations in interest rates the market value of the Securities and Redemption Price per Unit can be expected to fluctuate during the period of an investment in a Trust.

EXPENSES AND CHARGES

INITIAL EXPENSES

     All expenses incurred in establishing the Trusts and the initial offering of Units and any additional Units, including the cost of the initial preparation and printing of documents related to the Fund, cost of the initial evaluation, the initial fees and expenses of the Trustee, legal expenses, advertising and selling expenses and any other out-of-pocket expenses, will be paid by the Sponsor at no charge to the Trusts.

NO SPONSOR'S FEES

     The Sponsor receives no fee from the Trusts for its services as such. However, while the transaction charges paid by the Insurers to the Sponsor are not directly charged to the Accounts, because of the asset charge by the Insurers, Policyowners will indirectly bear these charges (see the accompanying Prospectus).

FEES

     The Trustee's and Evaluator's fees are set forth in the Investment Summary. The Trustee's fees, payable in semi-annual installments, are based on the largest face amount of Securities in a Trust during the preceding semi-annual period. For its services as Trustee, the Trustee receives annually $0.18 per $1,000 face amount of Treasury Securities. When a Treasury Note matures before termination of a Trust, the Trustee will waive its fee thereafter. Certain regular and recurring expenses of each Trust, including the Evaluator's fee and certain mailing and printing expenses, are borne by the Trustee. Expenses in excess of the amount included for those expenses in the Trustee's Annual Fee and Expenses under the Investment Summary are borne by the Trust (Section 3.14). The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

     The interest bearing Securities in certain Trusts mature several months or years before the Stripped Treasury Securities therein (see Portfolios). The Trustee will reduce its fees and expenses for these Trusts in the amount of interest that would have accrued on these Securities between their maturity date and the maturity date of the Stripped Treasury Securities in the Trust. This reduction will eliminate the necessity of charging the Capital Account for the Trust expenses during this period.

OTHER CHARGES

     These include: (a) fees of the Trustee for extraordinary services (Section 8.05), (b) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor (Sections 3.04, 3.09, 8.01[e] and 8.05), (c) various governmental charges (Sections 3.03 and 8.01[h]), (d) expenses and costs of any action taken to protect any Trust (Section 8.01[d]),
(e) indemnification of the Trustee for any loss, liabilities and expenses incurred without gross negligence, bad faith or wilful misconduct on its part (Section 8.05) and (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred without gross negligence, bad faith, wilful misconduct or reckless disregard of its duties (Section 7.02[b]). The amounts of these charges and fees are secured by a lien on the relevant Trust and, if the balances in the Income and Capital Accounts (see below) are insufficient, the Trustee has the power to sell Securities to pay these amounts (Section 8.05).

ADMINISTRATION OF THE FUND

RECORDS

     The Trustee keeps records of transactions of each Trust, including a current list of the Securities and a copy of the Indenture, which are available to record Holders for inspection at the office of the Trustee at reasonable times during business hours (Sections 8.02 and 8.04).

ACCOUNTS AND DISTRIBUTIONS

     The terms of the Securities provide for payment to the holders thereof (including the Trusts) upon their maturities. Interest received on any Securities in a Trust which bear current interest, including that part of the proceeds of any disposition of any such Security which represents accrued interest and any late payment penalties, is credited to an Income Account for the applicable Trust and all other receipts to a Capital Account for the Trust (Sections 3.01 and 3.02). Distributions to Holders as of the Record Day normally will be made by mail on the following Distribution Day and shall consist of an amount substantially equal to each Holder's pro rata share of the distributable cash balance in the Income and Capital Accounts of the Trust computed as of the close of business on the Record Day. The Distribution Day normally shall be the next business day following the maturity of the Stripped Treasury Securities in the Trust Portfolio; the Record Day shall be the business day immediately preceding the Distribution Day. However, the Sponsor may direct distribution of any cash balance in the Income and Capital Accounts not otherwise allocated on the last Business Day of any year.

     The amount to be distributed may change as Securities are exchanged, paid or sold. Proceeds received from the disposition or payment of any of the Securities which are not used for redemption will be held in the Capital Account (Section 3.04). However, the Sponsor is committed to maintain a secondary market and to redeem Units only when the value of Units redeemed substantially equals the value of one or more portfolio Securities. Amounts, if any, in the Income Account will be distributed to Holders pro rata upon termination of the Trust. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, amounts which it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust (Section 3.03). Funds held by the Trustee in the various accounts created under the Indenture do not bear interest (Section 8.01).

PORTFOLIO SUPERVISION

     Each Trust is part of a unit investment trust and not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolios of the Trusts, however, will not be actively managed and therefore adverse conditions will not necessarily require the sale of securities from a Trust. However, the Sponsor may direct the disposition of Securities upon default in payment of amounts due on any of the Securities which is not promptly cured, institution of certain legal proceedings, default in payment of amounts due on other Treasury Securities, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities in any Trust detrimental to the interest of the Holders of that Trust. If a default in payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security (Sections 3.07 and 3.10).

REPORTS TO HOLDERS

     The Trustee will furnish Holders of record with each distribution a statement of the amounts of interest and of other receipts which are being distributed, expressed in each case as a dollar amount per Unit. After the end of each calendar year, the Trustee will furnish to Holders of record a statement
(i) summarizing transactions for the year in the Income, Capital and Reserve Accounts of each Trust, (ii) identifying Securities sold and purchased during the year and listing Securities held and the number of Units outstanding at the end of the year by the Trust, (iii) stating the Trust's Redemption Price per Unit based upon the computation thereof made at the end of the year and (iv) specifying any amounts distributed during the year from the Trust's Income and Capital Accounts (Section 3.06). The accounts of each Trust shall be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of the accountants shall be furnished by the Trustee to Holders upon request (Section 8.01[e]).

     In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator (Section 4.02).

CERTIFICATES

     The Sponsor may collect additional charges for registering and shipping Certificates to purchasers. These Certificates are transferable or interchangeable upon presentation at the office of the Trustee, with a payment of $2.00 if required by the Trustee (or other amounts specified by the Trustee and approved by the Sponsor) for each new Certificate and any sums payable for taxes or other governmental charges imposed upon this transaction (Section 6.01) and compliance with the formalities necessary to redeem Certificates (see Redemption). Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred (Section 6.02).

     Alternatively, Holders may elect to hold their Units in uncertificated form. The Trustee will credit each such Holder's account with the number of Units purchased by that Holder. This relieves the Holder of the responsibility for safekeeping of Certificates and of the need to deliver Certificates upon sale of Units. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by Certificates (see above), except that no Certificate need be presented to the Trustee and none will be issued upon transfer unless requested by the Holder. A Holder may at any time request the Trustee (at the Trust's cost) to issue Certificates for Units.

AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, or (c) to make any other provisions which do not materially adversely affect the interest of the Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units then outstanding, provided that none of these amendments or waivers will reduce the interest in any Trust of any Holder without the consent of the Holder or reduce the percentage of Units required to consent to any of these amendments or waivers without the consent of all Holders (Section 10.01).

     The Indenture will terminate upon the earlier of the disposition of the last Security held thereunder or the mandatory termination date. The Indenture as to any Trust may be terminated by the Sponsor if the face amount of the Trust is less than the minimum set forth under Investment Summary and may be terminated at any time by written instruments executed by the Sponsor and consented to by Holders of 51% of the Units (Sections 8.01[g] and 9.01). The Trustee will deliver written notice of any termination to each Holder within a reasonable period of time prior to the termination, specifying the times at which the Holders may surrender their Certificates for cancellation. Within a reasonable period of time after the termination, the Trustee must sell all of the Securities then held and distribute to each Holder, upon surrender for cancellation of his Certificates, and after deductions for accrued but unpaid fees, taxes and governmental and other charges, the Holder's interest in the Income and Capital Accounts (Section 9.01). This distribution will normally be made by mailing a check in the amount of each Holder's interest in these accounts to the address of the Holder appearing on the record books of the Trustee.

RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY

THE TRUSTEE

     The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units at any time or by the Sponsor without the consent of any of the Holders if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities. The resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of resignation or removal the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor (Section 8.06). The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Trustee in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any of these actions taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee (Sections 3.07, 3.10, 8.01 and 8.05).

THE EVALUATOR

     The Evaluator may resign or may be removed, effective upon the acceptance of appointment by its successor, by the Sponsor, who is to use its best efforts to appoint a successor promptly. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notification, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor (Section 4.04). Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or the Holders for errors in judgment. This provision, however, shall not protect the Evaluator in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 4.03). The Trustee, the Sponsor and the Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof.

THE SPONSOR

     If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts or (c) continue to act as Trustee without terminating the Indenture (Section 8.01[f]). The Sponsor shall be under no liability to the Trusts or to the Holders for taking any action or for refraining from taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Sponsor in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 7.02). The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in such event shall be relieved of all further liability under the Indenture (Section 7.01).

CODE OF ETHICS

     The Sponsor had adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Sponsor's responsibilities to the Funds at a concession not in excess of the maximum sales charge.

MISCELLANEOUS

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor.

AUDITORS

     The financial statements, including the Portfolios of the Trusts, included herein have been examined by Deloitte & Touche LLP, independent accountants, as stated in their opinions appearing herein and have been included in reliance upon those opinions given on the authority of that firm as experts in accounting and auditing.

SPONSOR

     The Sponsor is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business, and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. The Sponsor and Merrill Lynch Asset Management, Inc., a Delaware corporation, each of which is a subsidiary of Merrill Lynch & Co., Inc., are engaged in the investment advisory business. The Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsor, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of these companies and sells securities to these companies in its capacity as a broker or dealer in securities.

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                                   PROSPECTUS
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.
--------------------------------------------------------------------------------

                  THE MERRILL LYNCH FUND OF STRIPPED ('ZERO')
                  U.S. TREASURY SECURITIES, SERIES A THROUGH K


                                     INDEX
--------------------------------------------------------------------------------
                                                                    PAGE
                                                            --------------------
Investment Summary..........................................                 A-2
Accountants' Opinion Relating to All Series.................                 D-1
Statement of Condition of Series A..........................                 D-2
Portfolio of Series A.......................................                D-51
Statements of Condition of Series B.........................                 D-5
Portfolios of Series B......................................                D-51
Statement of Condition of Series C..........................                D-10
Portfolio of Series C.......................................                D-51
Statement of Condition of Series D..........................                D-13
Portfolio of Series D.......................................                D-51
Statements of Condition of Series E.........................                D-16
Portfolios of Series E......................................                D-52
Statements of Condition of Series F.........................                D-21
Portfolios of Series F......................................                D-52
Statements of Condition of Series G.........................                D-26
Portfolios of Series G......................................                D-53
Statement of Condition of Series H..........................                D-31
Portfolio of Series H.......................................                D-53
--------------------------------------------------------------------------------
                                     INDEX
--------------------------------------------------------------------------------
                                                                    PAGE
                                                            --------------------
Statement of Condition of Series I..........................                D-34
Portfolio of Series I.......................................                D-53
Statement of Condition of Series J..........................                D-37
Portfolio of Series J.......................................                D-53
Statements of Condition of Series K.........................                D-40
Portfolios of Series K......................................                D-54
Fund Structure..............................................                   1
Risk Factors................................................                   1
Description of the Fund.....................................                   2
Taxes.......................................................                   4
Sale of Units...............................................                   4
Market for Units............................................                   6
Redemption..................................................                   6
Expenses and Charges........................................                   7
Administration of the Fund..................................                   8
Resignation, Removal and Limitations on Liability                             10
Miscellaneous...............................................                  11
--------------------------------------------------------------------------------



SPONSOR:                                EVALUATOR:
Merrill Lynch, Pierce,                  Interactive Data Corporation
Fenner & Smith Incorporated             14 Wall Street
Defined Asset Funds                     New York, N.Y. 10005
Post Office Box 9051
Princeton, N.J. 08543-9051
(609) 282-8500
TRUSTEE:                                INDEPENDENT ACCOUNTANTS:
The Chase Manhattan Bank                Deloitte & Touche, LLP
Customer Service Retail Department      2 World Financial Center
Bowling Green Station                   9th Floor
P.O. Box 5187                           New York, N.Y. 10281-1414
New York, N.Y. 10274-5187
1-800-323-1508


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NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS
WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN PARTS A AND B OF THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. PARTS A AND B OF THIS PROSPECTUS DO NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.
--------------------------------------------------------------------------------

                                                                      14850-5/98